Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Other Postretirement Benefit Plans [Abstract]
Changes in Accumulated Postemployment Benefit Obligations
The following table presents the beginning and ending balances of the APBO, the changes in the APBO, and reconciles the plans' status to the accrued postretirement healthcare and life insurance liability reflected on the accompanying consolidated balance sheets as of December 31, 2012 and 2011:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011
APBO at beginning of period	$11.4	$11.2	$10.1
Changes in APBO:
Interest cost	0.5	—	0.5
Benefits paid	(0.6)	—	(0.8)
Retiree contributions	0.2	—	0.3
Health benefits subsidy	—	—	0.1
Actuarial loss	0.8	0.2	1.0
APBO at end of period	$12.3	$11.4	$11.2

Included in accrued salaries, wages and employee benefits	$0.7	$0.6	$0.6
Included in other liabilities	11.6	10.8	10.6
APBO at end of period	$12.3	$11.4	$11.2

Changes in Fair Value of Plan Assets
The following table presents the changes in the fair value of plan assets and the funded status for the periods presented:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011
Fair value of plan assets at beginning of period	$—	$—	$—
Employer contributions	0.4	—	0.4
Retiree contributions	0.2	—	0.3
Health benefits subsidy	—	—	0.1
Benefits paid	(0.6)	—	(0.8)
Fair value of plan assets at end of period	$—	$—	$—
Funded status	$(12.3)	$(11.4)	$(11.2)

Net Periodic Benefit Cost Not yet Recognized
As of December 31, 2012 and 2011, amounts recognized in accumulated other comprehensive income (loss), which have not yet been recognized as a component of net postretirement benefit cost, consist of:

	2012	2011
Unrecognized actuarial net loss	$1.0	$0.2

Net Benefit Costs
Net periodic postretirement benefit costs and other changes in benefit obligations recognized in other comprehensive income for these plans were as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Interest on accumulated postretirement benefit obligation	$0.5	$—	$0.5	$0.9
Amortization of prior service credits	—	—	(0.4)	(0.1)
Amortization of net actuarial loss	—	—	—	0.1
Net postretirement benefit cost	$0.5	$—	$0.1	$0.9
Other changes in benefit obligations recognized in other comprehensive income, before taxes:
Unrecognized actuarial net loss (gain)	$0.8	$0.2	$1.0	$(0.6)
Amortization of net actuarial loss	—	—	—	(0.1)
Prior service credits	—	—	—	(8.6)
Amortization of prior service credits	—	—	0.4	0.1
Total changes in benefit obligations recognized in other comprehensive income, before taxes	$0.8	$0.2	$1.4	$(9.2)

Assumptions Used
Weighted average discount rates used to determine benefit obligations and net periodic benefit cost were as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Weighted average discount rates used to determine benefit obligations	3.63%	4.15%	4.30%	5.25%
Weighted average discount rates used to determine the net periodic postretirement benefit cost	4.15%	5.25%	5.25%	5.75%

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A change in the assumed trend rate of 1 percentage point would have the following effects:

	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total interest cost for 2012	$—	$—
Effect on postretirement benefit obligation at December 31, 2012	0.3	(0.2)

Expected Benefit Payments	The following reflects the estimated future benefit payments, net of estimated participant contributions:

2013	$0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
2018-2022	3.4